Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate		2.99%	3.14%	4.14%
Rate of compensation increase	[1]	2.10%	2.00%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate		3.50%	2.80%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate		3.40%	2.70%

[1]	Rates of compensation increase for 2021 and 2020 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.1% per annum (2020: 2.0%).